Employee benefits - Executive compensation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [abstract]
Key management personnel compensation, contractual retirement bonuses and defined-benefit supplementary pension plan	€ 19.6	€ 19.7	€ 17.3
Maximum number of months for contractual termination settlement of executive committee members	15 months